Segmental information (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Information by Reportable Segment

The management of the Group’s operations, excluding Central functions, is organised within four geographical regions:

•	Americas;

•	Europe;

•	Asia, Middle East and Africa (AMEA); and

•	Greater China.

These, together with Central functions, comprise the Group’s five reportable segments. No operating segments have been aggregated to form these reportable segments.

Central functions include costs of global functions including technology, sales and marketing, finance, human resources and corporate services; central revenue arises principally from technology fee income. Central liabilities include the loyalty programme liability and the cumulative System Fund surplus.

Each of the geographical regions is led by its own Chief Executive Officer and derives its revenues from either franchising, managing or owning hotels and additional segmental disclosures are provided accordingly.

Management monitors the operating results of the geographical regions and Central functions separately for the purpose of making decisions about resource allocation and performance assessment. Segmental performance is evaluated based on operating profit or loss and is measured consistently with operating profit or loss in the Consolidated Financial Statements, excluding exceptional items. Group financing activities and income taxes are managed on a group basis and are not allocated to reportable segments.

Year ended 31 December 2017	Americas $m	Europe $m	AMEA $m	Greater China $m	Central $m	Group $m
Revenue
Franchised	703	109	17	4	—	833
Managed	172	132	193	122	—	619
Owned and leased	150	—	34	—	—	184
Central	—	—	—	—	148	148

	1,025	241	244	126	148	1,784

	Americas $m	Europe $m	AMEA $m	Greater China $m	Central $m	Group $m
Segmental result
Franchised	606	85	14	2	—	707
Managed	65	26	91	73	—	255
Owned and leased	29	—	2	—	—	31
Regional and central	(56)	(25)	(20)	(23)	(110)	(234)
Reportable segments’ operating profit	644	86	87	52	(110)	759
Exceptional items (note 5)	37	(2)	(2)	—	(29)	4

Operating profit	681	84	85	52	(139)	763

Group $m
Reportable segments’ operating profit	759
Exceptional items (note 5)	4

Operating profit	763

Net finance costs	(85)
Profit before tax	678
Tax	(85)

Profit for the year	593

All items above relate to continuing operations.

31 December 2017	Americas $m	Europe $m	AMEA $m	Greater China $m	Central $m	Group $m
Assets and liabilities
Segment assets	1,525	350	264	154	541	2,834
Unallocated assets:
Non-current tax receivable						16
Deferred tax assets						56
Current tax receivable						101
Cash and cash equivalents						168

Total assets						3,175

Segment liabilities	(470)	(146)	(86)	(60)	(999)	(1,761)
Unallocated liabilities:
Current tax payable						(64)
Non-current tax payable						(25)
Deferred tax liabilities						(157)
Loans and other borrowings						(2,019)

Total liabilities						(4,026)

Year ended 31 December 2017	Americas $m	Europe $m	AMEA $m	Greater China $m	Central $m	Group $m
Other segmental information
Capital expenditure (see below)	120	18	8	2	188	336
Non-cash items:
Depreciation and amortisation[a]	31	10	6	3	53	103
Share-based payments cost	—	—	—	—	21	21
Share of losses/(gains) of associates and joint ventures	1	—	(4)	—	—	(3)
Impairment charges	18	—	—	—	—	18

[a]	Included in the $103m of depreciation and amortisation is $53m relating to administrative expenses and $50m relating to cost of sales.

	Americas $m	Europe $m	AMEA $m	Greater China $m	Central $m	Group $m
Reconciliation of capital expenditure
Capital expenditure per management reporting	120	18	8	2	188	336
Landlord contributions to property, plant and equipment	—	—	—	—	14	14
Timing differences and other adjustments	—	—	—	—	(1)	(1)

Additions per the Financial Statements	120	18	8	2	201	349

Comprising additions to:
Property, plant and equipment	10	—	—	2	32	44
Intangible assets	51	15	6	—	169	241
Investment in associates and joint ventures	47	—	—	—	—	47
Other financial assets	12	3	2	—	—	17

	120	18	8	2	201	349

Year ended 31 December 2016	Americas $m	Europe $m	AMEA $m	Greater China $m	Central $m	Group $m
Revenue
Franchised	685	102	16	3	—	806
Managed	172	125	184	114	—	595
Owned and leased	136	—	37	—	—	173
Central	—	—	—	—	141	141

	993	227	237	117	141	1,715

	Americas $m	Europe $m	AMEA $m	Greater China $m	Central $m	Group $m
Segmental result
Franchised	600	78	12	3	—	693
Managed	64	22	89	64	—	239
Owned and leased	24	—	2	—	—	26
Regional and central	(55)	(25)	(21)	(22)	(128)	(251)
Reportable segments’ operating profit	633	75	82	45	(128)	707
Exceptional items (note 5)	(29)	—	—	—	—	(29)

Operating profit	604	75	82	45	(128)	678

Group $m
Reportable segments’ operating profit	707
Exceptional items (note 5)	(29)

Operating profit	678

Net finance costs	(87)
Profit before tax	591
Tax	(174)

Profit for the year	417

All items above relate to continuing operations.

31 December 2016	Americas $m	Europe $m	AMEA $m	Greater China $m	Central $m	Group $m
Assets and liabilities
Segment assets	1,417	321	249	147	439	2,573
Unallocated assets:
Non-current tax receivable						23
Deferred tax assets						48
Current tax receivable						77
Cash and cash equivalents						206

Total assets						2,927

Segment liabilities	(438)	(128)	(68)	(39)	(997)	(1,670)
Unallocated liabilities:
Current tax payable						(50)
Deferred tax liabilities						(251)
Derivative financial instruments						(3)
Loans and other borrowings						(1,712)

Total liabilities						(3,686)

31 December 2016	Americas $m	Europe $m	AMEA $m	Greater China $m	Central $m	Group $m
Other segmental information
Capital expenditure (see below)	67	15	7	1	148	238
Non-cash items:
Depreciation and amortisation[a]	25	10	5	3	53	96
Share-based payments cost	—	—	—	—	17	17
Share of losses/(gains) of associates and joint ventures	7	—	(5)	—	—	2
Impairment charges	16	—	—	—	—	16

[a]	Included in the $96m of depreciation and amortisation is $54m relating to administrative expenses and $42m relating to cost of sales.

	Americas $m	Europe $m	AMEA $m	Greater China $m	Central $m	Group $m
Reconciliation of capital expenditure
Capital expenditure per management reporting	67	15	7	1	148	238
Timing differences and other adjustments	1	—	(1)	(1)	(7)	(8)

Additions per the Financial Statements	68	15	6	—	141	230

Comprising additions to:
Property, plant and equipment	13	—	2	—	14	29
Intangible assets	36	15	2	—	127	180
Investment in associates and joint ventures	14	—	—	—	—	14
Other financial assets	5	—	2	—	—	7

	68	15	6	—	141	230

Year ended 31 December 2015	Americas $m	Europe $m	AMEA $m	Greater China $m	Central $m	Group $m
Revenue
Franchised	661	104	16	4	—	785
Managed	166	131	189	105	—	591
Owned and leased	128	30	36	98	—	292
Central	—	—	—	—	135	135

	955	265	241	207	135	1,803

	Americas $m	Europe $m	AMEA $m	Greater China $m	Central $m	Group $m
Segmental result
Franchised	575	77	12	5	—	669
Managed	64	28	90	59	—	241
Owned and leased	24	1	3	29	—	57
Regional and central	(66)	(28)	(19)	(23)	(151)	(287)
Reportable segments’ operating profit	597	78	86	70	(151)	680
Exceptional items (note 5)	(41)	175	(2)	698	(11)	819

Operating profit	556	253	84	768	(162)	1,499

Group $m
Reportable segments’ operating profit	680
Exceptional items (note 5)	819

Operating profit	1,499

Net finance costs	(87)
Profit before tax	1,412
Tax	(188)

Profit for the year	1,224

All items above relate to continuing operations.

Year ended 31 December 2015	Americas $m	Europe $m	AMEA $m	Greater China $m	Central $m	Group $m
Other segmental information
Capital expenditure	87	45	8	4	118	262
Non-cash items:
Depreciation and amortisation[a]	23	10	6	8	49	96
Share-based payments cost	—	—	—	—	19	19
Share of losses/(gains) of associates and joint ventures	5	—	(2)	—	—	3
Impairment charges	27	—	9	—	—	36

Summary of Geographical Information
[a]	Included in the $96m of depreciation and amortisation is $50m relating to administrative expenses and $46m relating to cost of sales.

Geographical information	Year ended 31 December 2017 $m	Year ended 31 December 2016 $m	Year ended 31 December 2015 $m
Revenue
United Kingdom	68	66	67
United States	948	923	876
China	141	133	223
Rest of World	627	593	637

	1,784	1,715	1,803

For the purposes of the above table, hotel revenue is determined according to the location of the hotel and other revenue is attributed to the country of origin. In addition to the United Kingdom, revenue relating to an individual country is separately disclosed when it represents 10% or more of total revenue.

	31 December 2017 $m	31 December 2016 $m
Non-current assets
United Kingdom	108	105
United States	1,511	1,343
Rest of World	414	382

	2,033	1,830